Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 605,847	$ 528,634
Other operating expenses	28,128
Gain on disposal of fixed assets	$ 11,720